DEBT (Details Narrative) - USD ($)											1 Months Ended								12 Months Ended
	May 12, 2017	May 05, 2017	Apr. 10, 2017	Mar. 16, 2017	Aug. 04, 2016	Mar. 04, 2016	Feb. 05, 2016	Jan. 06, 2016	Nov. 05, 2015	Mar. 04, 2015	Mar. 23, 2017	Mar. 20, 2017	Dec. 31, 2016	Oct. 18, 2016	May 24, 2016	Apr. 22, 2016	Apr. 19, 2016	Nov. 16, 2015	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Jul. 31, 2017	Jan. 31, 2017	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Sep. 13, 2016	May 04, 2016	Dec. 31, 2015
Debt outstanding amount																			$ 3,110,714
Repayment of debt																			239,286
Debt discount																			3,350,000
Amortization of debt discount																			360,890
SkyPharm [Member]
Short term debt borrowing capacity	$ 2,404,400																		6,728,606
Description for the repayment	The total facility will be calculated as 95% of the agreed upon value of Decahedrons receivables.
Term of credit facility	12 months
Credit facility origination fee, percentage	2.00%
Monthly credit fee, percentage	1.00%
SkyPharm [Member] | MediHelm S.A. [Member]
Amortization of debt discount																			69,269
Monthly fees																			376,082
Origination fees																			125,435
Second amendment to loan facility agreement [Member] | SkyPharm [Member]
Short term debt borrowing capacity											$ 2,664,960		$ 452,471						70,000	$ 452,471		$ 382,327	$ 155,516	$ 250,000	$ 100,000	$ 174,000
Interest rate											10.00%
Maturity date											Aug. 04, 2016
Debt outstanding amount																			3,117,287
Accrued interest																			221,657
Description for the repayment											The amounts owed under the A&R Loan Facility shall be repayable upon the earlier of (i) seventy five days following the demand of the Lender; or (ii) August 31, 2018.
Common stock shares reserved											1,000,000
Debt discount													126,624						42,149	126,624
Amortization of debt discount																			88,322	14,507
Amendment to loan facility agreement [Member] | SkyPharm [Member]
Short term debt borrowing capacity																											$ 1,533,020
Debt outstanding amount																											$ 240,251
Loan Facility Agreement [Member] | SkyPharm [Member]
Short term debt borrowing capacity					$ 1,292,769
Interest rate					10.00%
Description for the repayment

The amounts owed under the Loan Facility shall be repayable upon the earlier of (i) three months following the demand of the lender; or (ii) August 31, 2018. No prepayment is permitted pursuant to the terms of the Loan Facility

Loan Facility Agreement [Member] | Mr. Siokas [Member] | Synthesis facility agreement [Member]
Common stock shares reserved					1,000,000
Loan Agreement 11 [Member]
Short term debt borrowing capacity														$ 10,552
Interest rate														10.00%
Maturity date														Oct. 18, 2017
Accrued interest																			655
Repayment of debt																			12,022
Loan Agreement 10 [Member]
Short term debt borrowing capacity															$ 52,760
Interest rate															6.00%
Maturity date															May 24, 2017
Accrued interest																			1,533
Repayment of debt																			60,110
Loan Agreement 9 [Member]
Short term debt borrowing capacity																$ 40,098
Interest rate																6.00%
Maturity date																Apr. 22, 2017
Accrued interest																			2,136
Repayment of debt																			45,684
Loan Agreement 8 [Member]
Short term debt borrowing capacity																	$ 105,520
Interest rate																	6.00%
Maturity date																	Apr. 19, 2017
Accrued interest																			3,727
Repayment of debt																			120,220
Loan Agreement 7 [Member]
Short term debt borrowing capacity						$ 52,760																						$ 52,760
Interest rate						6.00%
Maturity date						Mar. 04, 2017
Accrued interest																			1,413
Repayment of debt																			120,220
Loan Agreement 6 [Member]
Short term debt borrowing capacity							$ 21,104	$ 158,280
Interest rate							6.00%	6.00%
Accrued interest													483						1,226	483
Repayment of debt																			24,044	158,280
Loan Agreement 5 [Member] | Third party [Member]
Short term debt borrowing capacity																													$ 32,718
Repayment of debt																				31,656
Loan Agreement 5 [Member] | Panagiotis Drakopoulos [Member]
Short term debt borrowing capacity																													$ 32,718
Repayment of debt																			20,437	13,718
Loan Agreement 4 [Member] | Panagiotis Drakopoulos [Member]
Short term debt borrowing capacity																		$ 43,624
Interest rate																		6.00%
Maturity date																		Nov. 15, 2016
Debt outstanding amount																					$ 20,437
Accrued interest																					$ 2,477
Loan Agreement 3 [Member]
Short term debt borrowing capacity									$ 87,248
Proceeds from debt													76,342
Interest rate									5.00%
Maturity date									Nov. 05, 2016
Debt outstanding amount													68,588							$ 68,588
Accrued interest																			4,087
Repayment of debt																			66,121
Repayments of accounts receivable																			12,022
Loan Agreement 2 [Member]
Short term debt borrowing capacity									$ 21,812
Proceeds from debt													10,906
Interest rate									1.00%
Maturity date									Nov. 05, 2016
Debt outstanding amount																			12,022
Accrued interest																			138
Repayment of debt													$ 2,110						9,618
Loan Agreement 1 [Member] | Angelo Drakopoulos [Member]
Short term debt borrowing capacity										$ 9,000
Repayments of outstanding bill										$ 9,000
Interest rate										8.00%
Maturity date										May 05, 2016
Debt outstanding amount																			9,000
Accrued interest																			1,463
Bridge Loans [Member] | SkyPharm [Member]
Short term debt borrowing capacity		$ 34,745		$ 50,000								$ 120,220
Interest rate		10.00%		10.00%								10.00%
Maturity date		Sep. 30, 2017		Apr. 16, 2017								Apr. 20, 2017
Amended maturity date				May 16, 2017								May 20, 2017
Debt outstanding amount				$ 50,000								$ 120,220							34,745
Accrued interest				$ 12,851								$ 12,851							$ 2,294
Decahedron [Member] | SkyPharm [Member]
Short term debt borrowing capacity			$ 3,306,050
Description for the repayment			The total facility will be calculated as 95% of the agreed upon value of Decahedrons receivables
Term of credit facility			12 months
Credit facility origination fee, percentage			2.00%
Monthly credit fee, percentage			1.00%